OPERATIONS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OPERATIONS
Percentage of service concession fees based on prior year SMP revenues	2.00%
Percentage of service concession fees based on prior year SMP revenues in fifteen year of agreement term	1.00%
Periodicity of payment of fee payable in an service concession agreement term	2 years
Agreement term	20 years
Percentage of service concession fees based on prior year STFC revenue	2.00%
Period of authorizations for the use of SMP radio spectrum with possible extension	15 years
Total consideration for acquisition	R$ 5,491,584
Capital
OPERATIONS
Percentage of shares issued	100.00%	100.00%
Controlling Group | Capital
OPERATIONS
Percentage of shares issued	75.29%	74.20%